Debt (Details)	1 Months Ended					3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2020 USD ($)	Mar. 31, 2020 USD ($)	Feb. 29, 2020 USD ($)	Dec. 31, 2018 USD ($)	Oct. 31, 2016 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 CAD ($)	Jun. 30, 2020 USD ($)	Jan. 31, 2018 USD ($)
Debt Instrument [Line Items]
Long-term debt	$ 25,022,000					$ 12,715,000		$ 12,715,000		$ 25,022,000	$ 18,274,000
Unpaid principal balance	26,200,000					13,500,000		13,500,000		26,200,000	19,200,000
Deferred loan issuance costs	1,200,000					700,000		700,000		1,200,000	900,000
Restricted cash	1,641,000					215,000		215,000		1,641,000	3,330,000		$ 2,710,000
2016 Loan and Security Agreement | Secured Debt
Debt Instrument [Line Items]
Aggregate principal amount					$ 3,000,000									$ 7,000,000
Interest expense											300,000
2016 Loan and Security Agreement | Prime Rate | Secured Debt
Debt Instrument [Line Items]
Variable interest rate					1.00%
2018 Loan and Security Agreement | Secured Debt
Debt Instrument [Line Items]
Aggregate principal amount				$ 50,000,000
Interest expense						1,000,000	$ 1,400,000	3,700,000	$ 4,300,000	5,200,000	3,400,000
Unused commitments	15,000,000					15,000,000		15,000,000		15,000,000	40,000,000
Future minimum principal repayments due in year one	17,000,000					14,900,000		14,900,000		17,000,000
Future minimum principal repayments due in year two	14,900,000					9,000,000		9,000,000		14,900,000
Future minimum principal repayments due in year three	9,000,000					2,400,000		2,400,000		9,000,000
Future minimum principal repayments due in year four	2,400,000									2,400,000
2018 Promissory Note | Secured Promissory Note
Debt Instrument [Line Items]
Aggregate principal amount				$ 25,000,000							65,000,000
End of term payment, percentage of outstanding principal				5.25%
Facility fee				$ 300,000
Amount outstanding											25,000,000
Additional loan commitments											$ 10,000,000
Potential increase in interest rate				5.00%
2018 Promissory Note | Prime Rate | Secured Promissory Note
Debt Instrument [Line Items]
Variable interest rate				5.75%
2018 Promissory Note | Prime Rate | Secured Promissory Note | Minimum
Debt Instrument [Line Items]
Variable interest rate				4.75%
2020 Promissory Note | Secured Promissory Note
Debt Instrument [Line Items]
Aggregate principal amount		$ 25,000,000
End of term payment, percentage of outstanding principal		4.75%
Amount outstanding	$ 25,000,000									25,000,000
2020 Promissory Note | Prime Rate | Secured Promissory Note
Debt Instrument [Line Items]
Variable interest rate		5.75%
2020 Promissory Note | Prime Rate | Secured Promissory Note | Minimum
Debt Instrument [Line Items]
Variable interest rate		4.50%
Revolving Credit Facility | 2020 Credit Facility
Debt Instrument [Line Items]
Potential increase in interest rate	2.00%
Maximum borrowing capacity			$ 50,000,000
Letter of credit fee percentage			1.50%
Non-use fee percentage			0.25%
Additional liquidity covenant amount	$ 25,000,000									25,000,000
Cash collateral percentage			105.00%
Amount outstanding under line of credit						0		0
Revolving Credit Facility | 2020 Credit Facility | Base Rate
Debt Instrument [Line Items]
Variable interest rate			2.00%
Revolving Credit Facility | 2020 Credit Facility | Eurodollar
Debt Instrument [Line Items]
Variable interest rate			2.00%
Revolving Credit Facility | 2020 Québec Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity												$ 25,000,000
Amount outstanding under line of credit	$ 0					0		0		$ 0
Interest rate payable annually	6.00%									6.00%		6.00%
Debt term	10 years
Revolving Credit Facility | Conditional-Refund Financial Contribution Facility
Debt Instrument [Line Items]
Facility fee												$ 300,000
Maximum borrowing capacity												$ 5,000,000
Interest rate payable annually	6.00%									6.00%		6.00%
Debt term	10 years
Potential reduction in principal and accrued interest	$ 5,000,000									$ 5,000,000
Letter of Credit
Debt Instrument [Line Items]
Amount outstanding under line of credit						$ 24,200,000		$ 24,200,000
Letter of Credit | 2020 Credit Facility
Debt Instrument [Line Items]
Amount outstanding under line of credit	$ 20,000,000									$ 20,000,000